Income Taxes - Summary of Income tax expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current provision:
Federal			$ 1,944	$ 1,018	$ 1,176
State			597	416	225
Total current			2,541	1,434	1,401
Deferred provision:
Federal			(385)	(508)	(218)
State			28	(269)	(186)
Total deferred	89		(357)	(777)	(404)
Total income tax expense	$ 540	$ 569	$ 2,184	$ 657	$ 997